Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Actuarial gain (loss) on retirement plan, tax effect	$ (21)	$ (8)	$ 203	$ (62)